Insurance Contract Receivables and Payables - Insurance Contract Payables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Insurance Contracts [Abstract]
Payable to reinsurers	$ 1,669.5	$ 1,469.4
Ceded deferred premium acquisition costs	441.1	373.2
Funds withheld payable to reinsurers	206.3	239.1
Amounts payable to agents and brokers	127.2	101.8
Accrued commissions	69.0	95.5
Accrued premium taxes	93.1	82.7
Other insurance contract payables	357.8	229.3
Insurance contract payables	2,964.0	2,591.0
Current	2,705.8	2,315.4
Non-current	$ 258.2	$ 275.6